Other Payables and Accrued Liabilities	12 Months Ended
Jun. 30, 2020
Other Payables and Accrued Liabilities [Abstract]
Other Payables and Accrued Liabilities

Note 11 – Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	June 30, 2020	June 30, 2019
Advances from former shareholder (1)	$141,253	$363,652
Salary payables	166,584	214,103
Interest payables	95,394	116,210
Accrued professional fees	150,733	63,344
Accrued rent for lease under one year	37,676	24,676
Others	38,817	26,343
Total	$630,457	$808,328

(1)	The advances are provided by a former shareholder, Shanghai Fengshui which the Company has been paid back in fiscal year 2020.